Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000096677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	9.94%	2.64%		3.92%
C000096679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.47%	2.89%		3.66%
C000176652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000096680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096677
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%	3.59%		4.40%
Without Sales Load [Member] | C000096679
Average Annual Return [Line Items]
Average Annual Return, Percent	14.47%	2.89%		3.66%
Without Sales Load [Member] | C000176652
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%	3.96%	4.95%
Without Sales Load [Member] | C000096680
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	3.83%		4.63%
Without Sales Load [Member] | C000096681
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%	3.91%		4.71%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)		0.23%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)		0.23%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)	(0.01%)
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)		0.23%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)		0.23%
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return, Percent	16.09%	4.42%		4.87%
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return, Percent	16.09%	4.42%		4.87%
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return, Percent	16.09%	4.42%	5.01%
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return, Percent	16.09%	4.42%		4.87%
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Average Annual Return, Percent	16.09%	4.42%		4.87%